Performance Management	Dec. 29, 2025
Easterly Global Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”), as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years, and since inception of the Predecessor Portfolio, as applicable, compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio. Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio were reorganized into Class A, Class C, Class I, and Class R6 shares of the Fund, respectively, after the close of business on March 19, 2021. Class A, Class C, Class I, and Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio as they have different expenses. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years, and since inception of the Predecessor Portfolio, as applicable, compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	CLASS A ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q3 2024	17.26%
Worst Quarter:	Q1 2020	-26.83%

Class A performance year-to-date ended September 30, 2025: 7.73%
Year to Date Return, Label [Optional Text]	Class A performance year-to-date
Bar Chart, Year to Date Return	7.73%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.26%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index will change from the FTSE EPRA/NAREIT Developed Net Index to the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. The new index reflects characteristics relevant to the Fund.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Year	10 Year	Life of Class
Class A Shares
Return Before Taxes	-5.32%	-1.28%	3.65%	none
Return After Taxes on Distributions	-6.45%	-3.70%	0.37%	none
Return After Taxes on Distributions and Sale of Fund Shares	-3.15%	-1.91%	1.42%	none
Class C Shares
Return Before Taxes	-1.28%	-0.86%	3.50%	none
Class I Shares
Return Before Taxes	0.91%	0.28%	4.71%	none
Class R6 Shares
Return Before Taxes	1.04%	0.41%	none	3.70%(1)
MSCI World Index (reflects no deduction for fees, expenses or taxes)	18.67%	11.17%	9.95%	*
Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index(2) (reflects no deduction for fees, expenses or taxes)	0.27%	-0.57%	2.89%	**
FTSE EPRA/NAREIT Developed Net Index(2) (reflects no deduction for fees, expenses or taxes)	0.94%	-1.00%	2.23%	***

*	MSCI World Index performance for life of Class R6 shares is 11.02%.

**	Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index performance for life of Class R6 shares is 2.39%.

***	FTSE EPRA/NAREIT Developed Net Index performance for life of Class R6 shares is 1.78%.

(1)	The performance figures for Class R6 reflect the performance of the Predecessor Portfolio’s Class S shares. The Predecessor Portfolio’s Class S shares commenced operations on August 17, 2017.

(2)	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index will change from the FTSE EPRA/NAREIT Developed Net Index to the Bloomberg REIT & Real Estate DM Large, Mid & Small Cap Net Return Index. The new index reflects characteristics relevant to the Fund.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636
Easterly Hedged Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”), as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years and since inception of the Predecessor Portfolio compare with those of a broad-based securities market index.

The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio. Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio were reorganized into Class A, Class C, Class I, and Class R6 shares of the Fund, respectively, after the close of business on March 19, 2021. Class A, Class C, Class I, and Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio as they have different expenses. You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years and since inception of the Predecessor Portfolio compare with those of a broad-based securities market index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q2 2020	7.86%
Worst Quarter:	Q1 2020	-6.84%

Class I performance year-to-date ended September 30, 2025: 10.16%
Year to Date Return, Label [Optional Text]	Class I performance year-to-date
Bar Chart, Year to Date Return	10.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the S&P 500 Index to the Bloomberg 500 Index. The new benchmark reflects the overall applicable securities market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Year	Life of Fund
Class I Shares
Return Before Taxes	17.36%	9.33%	7.10%(1)
Return After Taxes on Distributions	17.33%	7.74%	5.70%(1)
Return After Taxes on Distributions and Sale of Fund Shares	10.30%	6.61%	5.02%(1)
Class A Shares
Return Before Taxes	10.34%	7.78%	6.09%(1)
Class C Shares
Return Before Taxes	15.12%	8.20%	5.94%(1)
Class R6 Shares
Return Before Taxes	17.59%	9.69%	9.05%(2)
Bloomberg 500 Index(3) (reflects no deduction for fees, expenses or taxes)	25.20%	14.68%	*
S&P 500 Index(3) (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	**

*	Bloomberg 500 Index performance for life of Class I, Class A and Class C shares is 13.64% and for Class R6 is 14.81%.

**	S&P 500 Index performance for life of Class I, Class A, and Class C shares is 13.57% and for Class R6 shares is 14.68%.

(1)	The Predecessor Portfolio’s Class I, Class A and Class C shares commenced operations on July 31, 2015.

(2)	The performance figures for Class R6 reflect the performance of the Predecessor Portfolio’s Class S shares. The Predecessor Portfolio’s Class S shares commenced operations on August 17, 2017.

(3)	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the S&P 500 Index to the Bloomberg 500 Index. The new benchmark reflects the overall applicable securities market.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636
Easterly Snow Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the Snow Capital Small Cap Value Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to November 5, 2021 are those of the Class A, Class C, and Institutional Class shares of the Predecessor Fund. Class A, Class C, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Class C, and Class I shares of the Fund, respectively, after the close of business on November 5, 2021. Class A, Class C, and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. Performance for Class A Shares has been restated to reflect the Fund’s applicable sales charge. You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q4 2020	43.01%
Worst Quarter:	Q1 2020	-39.67%

Class I performance year-to-date ended September 30, 2025: 15.74%
Year to Date Return, Label [Optional Text]	Class I performance year-to-date
Bar Chart, Year to Date Return	15.74%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	43.01%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(39.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the Russell 3000® Index to the Bloomberg US 3000 Index. The new benchmark reflects the overall applicable securities market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant period.
Performance [Table]
	1 Year	5 Year	10 Year	Life of Class
Class I Shares
Return Before Taxes	12.22%	14.27%	7.11%	none
Return After Taxes on Distributions	11.82%	14.17%	7.05%	none
Return After Taxes on Distributions and Sale of Fund Shares	7.25%	11.46%	5.74%	none
Class A Shares
Return Before Taxes	5.44%	12.63%	6.20%	none
Class C Shares
Return Before Taxes	10.03%	13.12%	6.04%	none
Class R6 Shares
Return Before Taxes	12.22%	none	none	7.16%(1)
Bloomberg US 3000 Index(2) (reflects no deduction for fees, expenses or taxes)	23.58%	13.84%	12.53%	*
Russell 3000® Index(2) (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	*
Bloomberg US 2000 Value Index(3) (reflects no deduction for fees, expenses or taxes)	9.01%	10.37%	8.09%	*
Russell 2000® Value Index(3) (reflects no deduction for fees, expenses or taxes)	8.05%	7.29%	7.14%	*

*	The Bloomberg US 3000 Index, Russell 3000® Index, Bloomberg US 2000 Value Index and Russell 2000® Value Index performance for the life of Class R6 is 7.54%, 7.78%., 3.04%, and 0.72%, respectively.

(1)	Class R6 of the Fund commenced operations on November 4, 2021.

(2)	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the Russell 3000® Index to the Bloomberg US 3000 Index. The new benchmark reflects the overall applicable securities market.

(3)	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific index will change from the Russell 2000® Value Index to the Bloomberg US 2000 Value Index. The new index reflects characteristics relevant to the Fund.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant period. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636
Easterly Snow Long/Short Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the Snow Capital Long/Short Opportunity Fund, a series of the Trust for Professional Managers (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on November 5, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and additional indices with characteristics relevant to the Fund. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to November 5, 2021 are those of the Class A, Class C, and Institutional Class shares of the Predecessor Fund. Class A, Class C, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Class C, and Class I shares of the Fund, respectively, after the close of business on November 5, 2021. Class A, Class C, and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. Performance for Class A Shares has been restated to reflect the Fund’s applicable sales charge.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, 10 years and since inception of the Predecessor Fund compare with those of a broad-based securities market index and additional indices with characteristics relevant to the Fund.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	Q4 2020	22.20%
Worst Quarter:	Q1 2020	-25.94%

Class I performance year-to-date ended September 30, 2025: 14.06%
Year to Date Return, Label [Optional Text]	Class I performance year-to-date
Bar Chart, Year to Date Return	14.06%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the Russell 3000® Index to the Bloomberg US 3000 Index. The new benchmark reflects the overall applicable securities market.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Year	10 Year	Life of Class
Class I Shares
Return Before Taxes	5.15%	7.64%	5.04%	none
Return After Taxes on Distributions	3.72%	6.31%	4.02%	none
Return After Taxes on Distributions and Sale of Fund Shares	3.68%	5.80%	3.77%	none
Class A Shares
Return Before Taxes	-1.11%	6.10%	4.16%	none
Class C Shares
Return Before Taxes	3.13%	6.58%	4.00%	none
Class R6 Shares
Return Before Taxes	5.15%	none	none	4.24%(1)
Bloomberg US 3000 Index(2) (reflects no deduction for fees, expenses or taxes)	23.58%	13.84%	12.53%	*
Russell 3000® Index(2) (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	*
Bloomberg US 3000 Value Index(3) (reflects no deduction for fees, expenses or taxes)	13.08%	9.28%	8.86%	*
70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index(3)(4) (reflects no deduction for fees, expenses or taxes)	10.90%	7.68%	7.02%	*
Russell 3000® Value Index(3) (reflects no deduction for fees, expenses or taxes)	13.98%	8.60%	8.40%	*
70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index (reflects no deduction for fees, expenses or taxes)	11.52%	7.15%	6.66%	*

*	The Bloomberg US 3000 Index, Russell 3000® Index, Bloomberg US 3000 Value Index, 70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index, Russell 3000® Value Index, and 70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index performance for the life of Class R6 shares is 7.54%, 7.78%, 6.74%, 6.00%, 5.56%, 5.33%, respectively.

(1)	Class R6 of the Fund commenced operations on November 4, 2021.

(2)	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s broad-based securities market index will change from the Russell 3000® Index to the Bloomberg US 3000 Index. The new benchmark reflects the overall applicable securities market.

(3)	Effective January 1, 2026, following a review of the benchmarks used within the fund complex, the Fund’s style-specific indices will change from the Russell 3000® Value Index and the 70% Russell 3000® Value Total Return/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index to the Bloomberg US 3000 Value Index and the 70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index. The new indices reflect characteristics relevant to the Fund.

(4)	The 70% Bloomberg US 3000 Value Index/30% ICE BofA 3 Month U.S. Treasury Bill Blend Index consists of 70% Bloomberg US 3000® Value Index and 30% ICE BofA 3 Month U.S. Treasury Bill Index. The Bloomberg US 3000 Value Index tracks the performance of the broad value segment of Bloomberg US 3000 Index. It includes those Bloomberg US 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The ICE BofA 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636
Easterly Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the James Alpha Structured Credit Value Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, and since inception of the Predecessor Portfolio compare with those of a broad-based securities market index. The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio. Class A, Class C, Class I, and Class S shares of the Predecessor Portfolio were reorganized into Class A, Class C, Class I, and Class R6 shares of the Fund, respectively, after the close of business on March 19, 2021. Class A, Class C, Class I, and Class R6 shares’ returns of the Fund will be different from the returns of the Predecessor Portfolio as they have different expenses.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Portfolio (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, and since inception of the Predecessor Portfolio compare with those of a broad-based securities market index.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]	Class I performance year-to-date ended September 30, 2025: 6.31%
Best Quarter:	Q2 2020	11.78%
Worst Quarter:	Q1 2020	-4.40%

Year to Date Return, Label [Optional Text]	Class I performance year-to-date
Bar Chart, Year to Date Return	6.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	Life of Fund(1)
Class I Shares
Return Before Taxes	8.22%	5.13%	5.44%
Return After Taxes on Distributions	6.02%	2.81%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares	4.82%	2.95%	3.21%
Class A Shares
Return Before Taxes	5.91%	3.64%	4.53%
Class C Shares
Return Before Taxes	6.25%	4.09%	4.52%
Class R6 Shares
Return Before Taxes	8.86%	5.58%	5.87%

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.21%

(1)	The Predecessor Portfolio commenced operations on August 21, 2018.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636
Easterly RocMuni Short Term Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the Principal Street Short Term Municipal Fund, a series of Managed Portfolio Series (the “Predecessor Fund”)as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for the 1 year and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to October 4, 2024 are those of the Investor Class and Institutional Class shares of the Predecessor Fund. Investor Class and Institutional Class shares of the Predecessor Fund were reorganized into Investor Class and Class I shares of the Fund, respectively, after the close of business on October 4, 2024. Investor Class and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for the 1 year and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	December 31, 2023	2.69%
Worst Quarter:	September 30, 2023	-0.48%

Class I performance year-to-date ended September 30, 2025: 3.30%
Year to Date Return, Label [Optional Text]	Class I performance year-to-date
Bar Chart, Year to Date Return	3.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.69%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(0.48%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	Life of Class (4/27/2022)
Class I Shares
Return Before Taxes	3.63%	3.39%
Return After Taxes on Distributions	1.94%	2.72%
Return After Taxes on Distributions and Sale of Fund Shares	2.13%	2.76%
Investor Class Shares
Return Before Taxes	3.37%	3.05%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.05%	2.79%
Bloomberg 3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.04%	2.46%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636